UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments.

Elfun Diversified Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Domestic Equity—31.5%†	Number of Shares	Fair Value
Common Stock—31.4%
Aerospace & Defense—1.0%
General Dynamics Corp.	4,743	$660,415
Hexcel Corp.	12,690	528,412
Honeywell International Inc.	4,332	503,898
The Boeing Co.	2,364	307,013
		1,999,738
Agricultural Products—0.0% *
Archer-Daniels-Midland Co.	1,560	66,908
Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	2,398	258,313
Airlines—0.3%
Delta Air Lines Inc.	14,979	545,685
Apparel, Accessories & Luxury Goods—0.3%
Ralph Lauren Corp.	2,458	220,286
VF Corp.	4,564	280,640
		500,926
Application Software—0.3%
Intuit Inc.	5,096	568,765
Asset Management & Custody Banks—0.4%
Ameriprise Financial Inc.	6,744	605,948
Invesco Ltd.	9,837	251,237
		857,185
Automobile Manufacturers—0.2%
Ford Motor Co.	30,478	383,108
Automotive Retail—0.1%
Advance Auto Parts Inc.	1,737	280,751
Biotechnology—1.8%
Alexion Pharmaceuticals Inc.	3,778	441,119	(a)
Amgen Inc.	11,695	1,779,394
Gilead Sciences Inc.	12,747	1,063,355
Vertex Pharmaceuticals Inc.	3,418	294,017	(a)
		3,577,885
Broadcasting—0.1%
CBS Corp., Class B	4,453	242,421
Cable & Satellite—1.4%
Charter Communications Inc., Class A	3,686	842,767	(a)
Comcast Corp., Class A	16,123	1,051,059
Liberty Global PLC, Class C	20,385	584,030	(a)
Sirius XM Holdings Inc.	89,934	355,239	(a)
		2,833,095
Casinos & Gaming—0.1%
Las Vegas Sands Corp.	4,557	198,184
Communications Equipment—0.7%
Cisco Systems Inc.	50,878	1,459,690
Consumer Finance—0.5%
Discover Financial Services	20,536	1,100,524
Data Processing & Outsourced Services—0.7%
PayPal Holdings Inc.	12,291	448,745	(a)
Visa Inc., Class A	13,190	978,302
		1,427,047
Diversified Banks—2.0%
Bank of America Corp.	72,924	967,701
Citigroup Inc.	27,655	1,172,295

JPMorgan Chase & Co.	22,554	1,401,506
Wells Fargo & Co.	12,008	568,339
		4,109,841
Drug Retail—0.1%
CVS Health Corp.	2,921	279,657
Electric Utilities—0.3%
NextEra Energy Inc.	4,244	553,418
General Merchandise Stores—0.2%
Dollar General Corp.	5,151	484,194
Gold—0.1%
Newmont Mining Corp.	5,473	214,104
Healthcare Distributors—0.2%
Cardinal Health Inc.	4,107	320,387
Healthcare Equipment—0.9%
Abbott Laboratories	10,192	400,647
Boston Scientific Corp.	44,399	1,037,605	(a)
Stryker Corp.	3,059	366,560
		1,804,812
Healthcare Supplies—0.3%
The Cooper Companies Inc.	2,938	504,073
Home Improvement Retail—0.6%
Lowe’s Companies Inc.	15,679	1,241,306
Hotels, Resorts & Cruise Lines—0.1%
Hilton Worldwide Holdings Inc.	9,405	211,895
Household Products—0.2%
The Procter & Gamble Co.	3,708	313,956
Housewares & Specialties—0.3%
Newell Brands Inc.	13,835	671,966
Hypermarkets & Super Centers—0.2%
Wal-Mart Stores Inc.	5,247	383,136
Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	19,335	285,191	(a)
Industrial Gases—0.1%
Air Products & Chemicals Inc.	1,105	156,954
Industrial Machinery—0.5%
Ingersoll-Rand PLC	17,076	1,087,400
Integrated Oil & Gas—1.8%
Chevron Corp.	10,765	1,128,495
Exxon Mobil Corp.	17,974	1,684,883
Occidental Petroleum Corp.	12,009	907,400
		3,720,778
Internet Retail—0.5%
Amazon.com Inc.	1,487	1,064,127	(a)
Internet Software & Services—1.5%
Alphabet Inc., Class A	1,234	868,156	(a)
Alphabet Inc., Class C	1,499	1,037,458	(a)
Facebook Inc., Class A	6,295	719,392	(a)
LinkedIn Corp., Class A	2,219	419,946	(a)
		3,044,952
Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	26,080	660,085
IT Consulting & Other Services—0.1%
Cognizant Technology Solutions Corp., Class A	4,251	243,327	(a)
Movies & Entertainment—0.8%
The Walt Disney Co.	5,756	563,052
Time Warner Inc.	13,424	987,201
		1,550,253

Multi-Line Insurance—0.6%
American International Group Inc.	5,096	269,527
The Hartford Financial Services Group Inc.	21,368	948,312
		1,217,839
Multi-Utilities—0.5%
Dominion Resources Inc.	2,007	156,405
Sempra Energy	7,184	819,120
		975,525
Oil & Gas Equipment & Services—0.4%
Schlumberger Ltd.	10,962	866,875
Oil & Gas Exploration & Production—0.8%
Concho Resources Inc.	1,390	165,785	(a)
ConocoPhillips	10,116	441,058
Hess Corp.	15,196	913,279
		1,520,122
Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	16,778	763,567
Paper Packaging—0.1%
Packaging Corporation of America	1,618	108,293
Pharmaceuticals—3.0%
Allergan PLC	9,350	2,160,691	(a,b)
Johnson & Johnson	13,843	1,679,156
Merck & Company Inc.	23,837	1,373,250
Pfizer Inc.	24,282	854,969
		6,068,066
Research & Consulting Services—0.4%
Nielsen Holdings PLC	15,259	793,010
Semiconductor Equipment—0.5%
Applied Materials Inc.	44,968	1,077,883
Semiconductors—0.8%
QUALCOMM Inc.	29,012	1,554,173
Soft Drinks—0.7%
PepsiCo Inc.	13,288	1,407,731
Specialized Finance—0.8%
CME Group Inc.	8,814	858,483
S&P Global Inc.	7,495	803,914
		1,662,397
Specialized REITs—0.8%
American Tower Corp.	12,109	1,375,703
Extra Space Storage Inc.	2,005	185,543
		1,561,246
Specialty Chemicals—0.1%
PPG Industries Inc.	2,685	279,643
Systems Software—0.7%
Microsoft Corp.	17,237	882,018
Oracle Corp.	15,325	627,252
		1,509,270
Technology Hardware, Storage & Peripherals—1.2%
Apple Inc.	16,728	1,599,197
Hewlett Packard Enterprise Co.	16,882	308,434
Western Digital Corp.	12,449	588,340
		2,495,971
Trading Companies & Distributors—0.4%
United Rentals Inc.	12,121	813,319	(a)
Total Common Stock (Cost $56,626,182)		63,880,967

Preferred Stock—0.1%
Diversified Banks—0.1%
Wells Fargo & Co.	2,735	75,459

Total Preferred Stock (Cost $68,375)		75,459

Total Domestic Equity (Cost $56,694,557)		63,956,426

Foreign Equity—20.4%
Common Stock—20.4%
Advertising—0.2%
WPP PLC	21,054	440,624
Aerospace & Defense—0.4%
Airbus Group SE	6,869	394,156
Zodiac Aerospace	17,181	401,240
		795,396
Apparel Retail—0.1%
Fast Retailing Company Ltd.	414	111,882
Application Software—0.3%
Mobileye N.V.	1,499	69,164	(a)
SAP SE	7,191	540,665
		609,829
Asset Management & Custody Banks—0.1%
Brookfield Asset Management Inc., Class A	5,775	190,054
Auto Parts & Equipment—0.7%
Continental AG	3,842	727,795
Delphi Automotive PLC	10,404	651,290
		1,379,085
Automobile Manufacturers—0.5%
Fuji Heavy Industries Ltd.	12,400	429,034
Toyota Motor Corp.	11,930	592,001
		1,021,035
Biotechnology—0.4%
Shire PLC	13,068	811,002
Brewers—0.4%
Anheuser-Busch InBev S.A.	6,408	848,286
Building Products—0.5%
Assa Abloy AB, Class B	30,067	617,687
Geberit AG	1,122	425,975
		1,043,662
Cable & Satellite—0.3%
Liberty Global PLC LiLAC, Class C	2,356	76,559	(a)
Naspers Ltd., Class N	2,936	450,853
		527,412
Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson, Class B	91,232	699,902
Construction Machinery & Heavy Trucks—0.1%
KION Group AG	3,668	177,972
Construction Materials—0.2%
HeidelbergCement AG	5,696	429,555
Diversified Banks—2.2%
Banco Bilbao Vizcaya Argentaria S.A.	56,664	325,004
Barclays PLC	175,110	327,042
BNP Paribas S.A.	18,071	793,370
Grupo Financiero Banorte SAB de C.V., Class O	29,774	164,902
ICICI Bank Ltd.	222,625	796,305
ING Groep N.V.	41,065	425,314
Intesa Sanpaolo S.p.A.	180,612	344,385
Mitsubishi UFJ Financial Group Inc.	157,400	710,244
Sumitomo Mitsui Financial Group Inc.	18,300	531,890
		4,418,456

Diversified Metals & Mining—0.1%
BHP Billiton PLC	17,423	221,441
Diversified Real Estate Activities—0.6%
Mitsubishi Estate Company Ltd.	30,918	570,854
Mitsui Fudosan Company Ltd.	29,306	677,021
		1,247,875
Diversified Support Services—0.0% *
KEPCO Plant Service & Engineering Company Ltd.	403	22,784
Electric Utilities—0.3%
Iberdrola S.A.	28,736	196,236
Power Grid Corporation of India Ltd.	185,885	449,791
		646,027
Electrical Components & Equipment—0.7%
Nidec Corp.	13,300	1,019,097
Schneider Electric SE	7,223	421,850
		1,440,947
Electronic Components—0.2%
Murata Manufacturing Company Ltd.	3,400	383,698
Electronic Equipment & Instruments—0.7%
Hexagon AB, Class B	14,049	513,408
Keyence Corp.	1,397	959,485
		1,472,893
Healthcare Equipment—1.3%
Medtronic PLC	23,121	2,006,209
Smith & Nephew PLC	39,391	671,694
		2,677,903
Healthcare Services—0.3%
Fresenius SE & Company KGaA	7,821	575,288
Home Building—0.2%
Sekisui House Ltd.	22,600	398,377
Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	9,149	293,547
Human Resource & Employment Services—0.2%
Capita PLC	24,165	312,677
Industrial Gases—0.2%
Linde AG	2,358	328,911
Industrial Machinery—0.2%
FANUC Corp.	2,100	343,861
Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	39,546	544,150
Statoil ASA	53,799	929,652
		1,473,802
Internet Retail—0.1%
Zalando SE	9,252	245,132	(a)
Internet Software & Services—0.6%
Baidu Inc. ADR	7,434	1,227,725	(a)
Leisure Products—0.3%
Shimano Inc.	3,900	600,224
Life & Health Insurance—0.6%
AIA Group Ltd.	138,187	829,242
Prudential PLC	18,492	315,097
		1,144,339
Movies & Entertainment—0.2%
Vivendi S.A.	22,731	425,727
Multi-Line Insurance—0.2%
AXA S.A.	22,290	441,208
Oil & Gas Equipment & Services—0.2%
Technip S.A.	8,268	447,989

Packaged Foods & Meats—0.6%
Kerry Group PLC, Class A	5,060	449,250
Nestle S.A.	9,650	749,431
		1,198,681
Personal Products—0.4%
Kao Corp.	14,600	855,930
Pharmaceuticals—1.4%
Astellas Pharma Inc.	25,900	408,845
Bayer AG	5,669	569,980
Roche Holding AG	3,953	1,045,579
Sanofi	9,413	782,903
		2,807,307
Property & Casualty Insurance—0.8%
Chubb Ltd.	5,985	782,299
Insurance Australia Group Ltd.	127,871	525,887
Tokio Marine Holdings Inc.	6,700	224,518
XL Group PLC	3,184	106,059
		1,638,763
Railroads—0.2%
East Japan Railway Co.	3,800	354,476
Security & Alarm Services—0.2%
Secom Company Ltd.	6,300	468,841
Semiconductor Equipment—0.3%
ASML Holding N.V.	7,143	703,904
Semiconductors—0.4%
NXP Semiconductors N.V.	3,030	237,370	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	115,484	582,004
		819,374
Specialty Chemicals—0.5%
Givaudan S.A.	296	597,410
Johnson Matthey PLC	8,252	310,800
		908,210
Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Company Ltd.	335	417,193
Wireless Telecommunication Services—0.7%
SoftBank Group Corp.	10,500	597,703
Vodafone Group PLC	291,286	891,792
		1,489,495

Total Foreign Equity (Cost $42,361,241)		41,538,701

Bonds and Notes—32.4%		Principal Amount	Fair Value
U.S. Treasuries—7.4%
U.S. Treasury Bond
2.50%	05/15/46	$1,354,000	1,412,550
U.S. Treasury Notes
0.75%	02/15/19	3,311,000	3,317,854	(b)
0.88%	03/31/18	1,144,000	1,149,675
0.88%	10/15/18	630,000	633,372	(b)
1.25%	03/31/21	117,900	119,295	(b)
1.38%	05/31/21	3,723,000	3,790,915	(b)
1.50%	03/31/23	3,981,000	4,039,158	(b)
1.63%	05/15/26	650,000	658,328	(b)
			15,121,147
Agency Mortgage Backed—7.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	3,128	3,413
5.00%	07/01/35 - 06/01/41	217,991	245,547
5.50%	05/01/20 - 04/01/39	56,547	64,747
6.00%	04/01/17 - 11/01/37	138,807	160,259
6.50%	11/01/28 - 07/01/29	6,858	7,918
7.00%	10/01/16 - 08/01/36	22,248	25,298
7.50%	09/01/33	1,219	1,293
8.00%	07/01/26 - 11/01/30	2,332	2,712
8.50%	04/01/30	7,251	8,992
Federal National Mortgage Assoc.
2.72%	04/01/37	524	536	(c)
3.00%	02/01/43 - 06/01/43	1,881,095	1,964,632
3.50%	11/01/42 - 05/01/46	1,759,555	1,866,856
4.00%	05/01/19 - 06/01/46	4,823,332	5,262,980
4.50%	05/01/18 - 01/01/41	1,347,284	1,475,008
5.00%	07/01/20 - 06/01/41	378,103	427,603
5.50%	06/01/20 - 01/01/39	244,909	275,133
6.00%	02/01/20 - 05/01/41	656,722	758,140
6.50%	08/01/17 - 08/01/36	27,122	30,633
7.00%	10/01/16 - 12/01/33	1,564	1,631
7.50%	12/01/26 - 12/01/33	6,151	7,048
8.00%	06/01/24 - 01/01/33	9,477	9,949
9.00%	12/01/17 - 12/01/22	1,469	1,602
3.00%	TBA	40,000	41,509	(d)
3.50%	TBA	275,000	290,114	(d)
Government National Mortgage Assoc.
3.50%	05/20/43	475,099	506,200
4.00%	01/20/41 - 04/20/43	550,575	593,149
4.50%	08/15/33 - 03/20/41	260,277	284,238
5.00%	08/15/33	12,042	13,592
6.00%	07/15/33 - 04/15/34	10,143	11,763
6.50%	04/15/28 - 07/15/36	15,056	17,187
7.00%	04/15/28 - 10/15/36	7,180	8,039
7.50%	07/15/23 - 04/15/28	14,731	15,113
8.00%	05/15/30	448	514
8.50%	10/15/17	892	908
9.00%	11/15/16 - 12/15/21	944	1,001
4.00%	TBA	210,000	224,470	(d)
5.00%	TBA	400,000	444,938	(d)
5.50%	TBA	50,000	56,188	(d)
			15,110,853

Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	82	82	(e,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	196,564	552	(c,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	169,773	8,900	(g)
5.50%	06/15/33	9,199	1,847	(g)
5.56%	08/15/43	471,490	89,742	(c,g)
5.66%	05/15/46	949,336	161,248	(c,g)
6.16%	08/15/25	72,138	7,493	(c,g)
7.50%	07/15/27	8,317	1,074	(g)
8.00%	04/15/20	47	48
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	356	300	(e,f)
5.51%	08/15/43 - 03/15/44	777,173	174,758	(c,g)
8.00%	02/01/23 - 07/01/24	1,411	269	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	470	453	(e,f)
1.22%	12/25/42	43,827	1,697	(c,g)
5.00%	09/25/40	82,381	8,843	(g)
5.55%	07/25/38 - 07/25/42	1,005,669	220,873	(c,g)
6.15%	10/25/43	320,139	81,221	(c,g)
7.05%	05/25/18	24,906	1,103	(c,g)
8.00%	05/25/22	2	25	(g)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	25,487	3,820	(g)
5.00%	03/25/38 - 05/25/38	14,415	2,101	(g)
5.50%	12/25/33	4,624	796	(g)
6.00%	01/25/35	12,018	2,446	(g)
7.50%	11/25/23	13,226	2,419	(g)
8.00%	08/25/23 - 07/25/24	2,914	643	(g)
8.50%	03/25/17 - 01/25/18	28	—	(g,**)
8.50%	04/25/17 - 07/25/22	387	53	(g)
9.00%	05/25/22	361	60	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	108,943	4,748	(g)
5.00%	10/20/37 - 09/20/38	44,836	1,750	(g)
5.80%	02/20/40	387,090	64,098	(c,g)
6.36%	01/16/40	106,101	17,329	(c,g)
			860,791
Corporate Notes—14.6%
21st Century Fox America Inc.
3.70%	10/15/25	23,000	24,887
4.95%	10/15/45	9,000	10,255
6.65%	11/15/37	55,000	72,166
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,322
AbbVie Inc.
1.75%	11/06/17	68,000	68,402
2.00%	11/06/18	57,000	57,582
2.30%	05/14/21	50,000	50,613
3.20%	05/14/26	70,000	70,777
3.60%	05/14/25	36,000	37,723
4.45%	05/14/46	23,000	23,339
4.70%	05/14/45	20,000	21,165
ACCO Brands Corp.
6.75%	04/30/20	97,000	102,699

Actavis Funding SCS
1.30%	06/15/17	110,000	109,814
3.00%	03/12/20	47,000	48,428
3.45%	03/15/22	66,000	68,568
3.80%	03/15/25	94,000	97,807
Aetna Inc.
2.40%	06/15/21	100,000	102,194
3.20%	06/15/26	100,000	102,991
3.50%	11/15/24	59,000	62,273
Agrium Inc.
3.38%	03/15/25	23,000	23,407
4.90%	06/01/43	41,000	42,517
Altria Group Inc.
2.95%	05/02/23	39,000	40,881
4.50%	05/02/43	39,000	44,052
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	53,950
6.63%	10/15/22	20,000	21,400
American Campus Communities Operating Partnership LP
3.35%	10/01/20	38,000	39,479
4.13%	07/01/24	28,000	29,577
American Electric Power Company Inc.
2.95%	12/15/22	75,000	78,086
American Express Co.
3.63%	12/05/24	46,000	47,200
American Express Credit Corp.
2.60%	09/14/20	94,000	97,094
American International Group Inc.
3.75%	07/10/25	94,000	95,851
4.13%	02/15/24	28,000	29,550
4.50%	07/16/44	19,000	18,394
4.80%	07/10/45	47,000	47,672
American Tower Corp. (REIT)
3.38%	10/15/26	50,000	50,287
3.40%	02/15/19	142,000	147,869
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	19,000	19,143
5.88%	08/20/26	28,000	28,070
Amgen Inc.
2.20%	05/22/19	148,000	151,802
Amkor Technology Inc.
6.63%	06/01/21	98,000	95,182
Anadarko Petroleum Corp.
4.85%	03/15/21	20,000	21,214
6.60%	03/15/46	5,000	6,041
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	95,000	98,445
3.65%	02/01/26	110,000	117,734
4.90%	02/01/46	40,000	46,855
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	157,409
Anthem Inc.
3.30%	01/15/23	50,000	51,653
Apache Corp.
5.10%	09/01/40	30,000	31,263
Apple Inc.
3.25%	02/23/26	46,000	48,878
3.45%	02/09/45	46,000	43,283
4.65%	02/23/46	50,000	56,330

Aramark Services Inc.
5.13%	01/15/24	47,000	47,940	(h)
5.75%	03/15/20	24,000	24,720
Argos Merger Sub Inc.
7.13%	03/15/23	74,000	76,128	(h)
Ascension Health
4.85%	11/15/53	65,000	81,709
AstraZeneca PLC
2.38%	11/16/20	33,000	33,890
3.38%	11/16/25	47,000	49,229
4.38%	11/16/45	19,000	20,737
AT&T Inc.
2.45%	06/30/20	93,000	94,958
2.80%	02/17/21	46,000	47,203
3.40%	05/15/25	46,000	47,076
4.13%	02/17/26	147,000	157,914
4.45%	04/01/24	72,000	78,854
4.50%	05/15/35	47,000	48,027
4.75%	05/15/46	10,000	10,249
4.80%	06/15/44	37,000	38,121
AutoZone Inc.
3.25%	04/15/25	94,000	97,491
Bank of America Corp.
1.70%	08/25/17	234,000	234,879
2.60%	01/15/19	81,000	82,885
2.63%	04/19/21	152,000	154,322
3.50%	04/19/26	64,000	66,204
3.95%	04/21/25	56,000	56,938
4.00%	01/22/25	44,000	44,895
4.10%	07/24/23	80,000	85,740
4.25%	10/22/26	85,000	88,199
Barclays Bank PLC
2.25%	05/10/17	500,000	505,085	(h)
Barrick Gold Corp.
4.10%	05/01/23	15,000	15,860
Barrick North America Finance LLC
5.70%	05/30/41	10,000	10,334
Baxalta Inc.
2.88%	06/23/20	94,000	95,539
4.00%	06/23/25	71,000	74,008
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	49,000	52,356
Berkshire Hathaway Inc.
3.13%	03/15/26	71,000	74,485
4.50%	02/11/43	14,000	16,009
Berry Plastics Corp.
5.13%	07/15/23	60,000	60,000
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	17,000	19,663
Biogen Inc.
2.90%	09/15/20	20,000	20,845
5.20%	09/15/45	3,000	3,376
BMW US Capital LLC
2.00%	04/11/21	70,000	70,916	(h)
2.80%	04/11/26	50,000	51,313	(h)
Boston Scientific Corp.
3.85%	05/15/25	45,000	47,622
BP Capital Markets PLC
1.38%	05/10/18	56,000	56,082
3.12%	05/04/26	50,000	50,866

Buckeye Partners LP
5.60%	10/15/44	14,000	13,295
Burlington Northern Santa Fe LLC
3.65%	09/01/25	75,000	83,364
CalAtlantic Group Inc.
5.25%	06/01/26	56,000	54,320
Calpine Corp.
5.75%	01/15/25	57,000	55,433
5.88%	01/15/24	129,000	134,160	(h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	98,000	70,070
Capital One Financial Corp.
4.20%	10/29/25	94,000	96,683
Caterpillar Inc.
4.30%	05/15/44	30,000	33,082
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,574
4.35%	11/01/42	24,000	24,227
CBS Corp.
3.70%	08/15/24	50,000	52,238
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26	9,000	9,135	(h)
5.88%	04/01/24	56,000	58,380	(h)
Celgene Corp.
3.88%	08/15/25	50,000	53,359
5.00%	08/15/45	47,000	51,798
CenturyLink Inc.
5.80%	03/15/22	96,000	93,210
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	96,000	91,440	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	71,000	74,233	(h)
4.91%	07/23/25	71,000	77,383	(h)
6.38%	10/23/35	9,000	10,663	(h)
6.48%	10/23/45	19,000	22,700	(h)
Chevron Corp.
3.19%	06/24/23	47,000	49,941
Chubb INA Holdings Inc.
2.30%	11/03/20	94,000	96,567
3.35%	05/03/26	66,000	70,297
4.35%	11/03/45	20,000	23,025
Cigna Corp.
3.25%	04/15/25	94,000	96,019
Cinemark USA Inc.
4.88%	06/01/23	98,000	96,775
Cisco Systems Inc.
2.20%	02/28/21	33,000	34,000
Citigroup Inc.
1.55%	08/14/17	96,000	96,312
1.75%	05/01/18	228,000	229,002
1.85%	11/24/17	45,000	45,249
2.05%	12/07/18	85,000	85,676
2.70%	03/30/21	102,000	103,964
4.40%	06/10/25	47,000	49,058
4.65%	07/30/45	50,000	54,985
4.75%	05/18/46	50,000	50,097
CMS Energy Corp.
4.88%	03/01/44	47,000	53,920
CNA Financial Corp.
5.88%	08/15/20	60,000	67,635

Cogeco Communications Inc.
4.88%	05/01/20	75,000	76,500	(h)
Columbia Pipeline Group Inc.
3.30%	06/01/20	30,000	31,020
Comcast Corp.
3.38%	08/15/25	108,000	116,397
4.20%	08/15/34	48,000	52,879
4.60%	08/15/45	45,000	51,740
ConocoPhillips Co.
3.35%	11/15/24	44,000	45,327
5.95%	03/15/46	10,000	12,477
Corp Andina de Fomento
4.38%	06/15/22	121,000	135,083
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	79,000	80,580
CSX Corp.
4.50%	08/01/54	29,000	31,084
CubeSmart LP
4.00%	11/15/25	26,000	27,558
CVS Health Corp.
2.25%	08/12/19	129,000	132,480
3.88%	07/20/25	45,000	49,523
5.13%	07/20/45	69,000	85,540
Daimler Finance North America LLC
2.38%	08/01/18	150,000	153,163	(h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	56,000	54,530	(h)
Danaher Corp.
4.38%	09/15/45	26,000	30,354
Deutsche Bank AG
2.85%	05/10/19	100,000	100,097
Devon Energy Corp.
5.85%	12/15/25	38,000	41,936
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	254,890	(h)
Diageo Investment Corp.
2.88%	05/11/22	43,000	45,190
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	100,000	102,441	(h)
4.42%	06/15/21	50,000	51,390	(h)
6.02%	06/15/26	25,000	25,938	(h)
8.35%	07/15/46	20,000	21,550	(h)
DigitalGlobe Inc.
5.25%	02/01/21	81,000	75,330	(h)
Dollar General Corp.
1.88%	04/15/18	95,000	96,013
4.13%	07/15/17	94,000	96,647
4.15%	11/01/25	47,000	51,664
Dollar Tree Inc.
5.75%	03/01/23	117,000	124,312	(h)
Dominion Resources Inc.
3.63%	12/01/24	45,000	47,352
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	51,000	54,224
Duke Energy Progress LLC
4.15%	12/01/44	30,000	33,060
Eastman Chemical Co.
3.60%	08/15/22	93,000	97,795
Ecopetrol S.A.
5.88%	05/28/45	24,000	20,832

Electricite de France S.A.
2.15%	01/22/19	100,000	102,054	(h)
Eli Lilly & Co.
3.70%	03/01/45	10,000	10,659
EMD Finance LLC
3.25%	03/19/25	46,000	47,158	(h)
Emera US Finance LP
2.70%	06/15/21	70,000	71,534	(h)
3.55%	06/15/26	80,000	81,699	(h)
4.75%	06/15/46	20,000	20,377	(h)
Enbridge Energy Partners LP
4.20%	09/15/21	39,000	40,001
Energy Transfer Equity LP
5.88%	01/15/24	194,000	188,665
Energy Transfer Partners LP
4.05%	03/15/25	19,000	18,737
5.15%	03/15/45	18,000	16,366
6.50%	02/01/42	36,000	37,823
Entergy Louisiana LLC
3.05%	06/01/31	30,000	30,754
Enterprise Products Operating LLC
3.70%	02/15/26	51,000	53,399
3.95%	02/15/27	80,000	84,896
EOG Resources Inc.
4.15%	01/15/26	85,000	93,558
Equinix Inc.
5.88%	01/15/26	20,000	20,850
ERP Operating LP
4.50%	07/01/44	19,000	21,229
Express Scripts Holding Co.
3.40%	03/01/27	70,000	70,077
4.80%	07/15/46	30,000	29,980
Exxon Mobil Corp.
2.22%	03/01/21	100,000	103,115
3.04%	03/01/26	40,000	42,352
4.11%	03/01/46	30,000	33,765
Five Corners Funding Trust
4.42%	11/15/23	200,000	215,934	(h)
Florida Power & Light Co.
4.13%	02/01/42	47,000	53,021
Frontier Communications Corp.
7.13%	03/15/19	91,000	96,460
11.00%	09/15/25	70,000	72,713
General Motors Co.
5.20%	04/01/45	9,000	8,922
General Motors Financial Company Inc.
3.15%	01/15/20	66,000	66,817
3.20%	07/13/20 - 07/06/21	288,000	290,763
5.25%	03/01/26	50,000	54,380
Georgia-Pacific LLC
3.60%	03/01/25	65,000	69,554	(h)
Gilead Sciences Inc.
3.65%	03/01/26	50,000	54,401
4.80%	04/01/44	51,000	57,637
Halliburton Co.
3.80%	11/15/25	47,000	48,856
5.00%	11/15/45	28,000	30,526
HCA Inc.
4.75%	05/01/23	160,000	164,000
6.50%	02/15/20	138,000	153,007

Hess Corp.
5.60%	02/15/41	20,000	20,179
HSBC Holdings PLC
2.95%	05/25/21	200,000	202,094
3.60%	05/25/23	200,000	204,423
HSBC USA Inc.
2.75%	08/07/20	141,000	142,122
Hyundai Capital America
2.13%	10/02/17	35,000	35,223	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	49,000	53,703
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	65,000	68,421
Ingles Markets Inc.
5.75%	06/15/23	92,000	93,150
Intel Corp.
2.45%	07/29/20	47,000	48,881
2.60%	05/19/26	150,000	152,352
Interstate Power & Light Co.
3.40%	08/15/25	150,000	162,219
Invesco Finance PLC
3.13%	11/30/22	107,000	111,672
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	23,920	(h)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	78,000	73,320	(h)
Jefferies Group LLC
5.13%	01/20/23	83,000	87,204
6.50%	01/20/43	26,000	25,830
Johnson & Johnson
1.65%	03/01/21	49,000	49,865
2.45%	03/01/26	49,000	50,673
Johnson Controls Inc.
4.63%	07/02/44	24,000	25,367
JPMorgan Chase & Co.
2.55%	10/29/20	94,000	96,048
3.30%	04/01/26	51,000	52,803
3.88%	09/10/24	99,000	102,429
4.25%	10/01/27	47,000	49,935
5.00%	12/29/49	68,000	65,025	(c)
6.10%	10/29/49	110,000	113,437	(c)
KB Home
7.00%	12/15/21	116,000	116,580
Kellogg Co.
4.50%	04/01/46	20,000	21,434
KFW
2.00%	10/04/22	246,000	253,656
4.50%	07/16/18	102,000	109,456
Kinder Morgan Energy Partners LP
3.50%	09/01/23	22,000	21,549
4.30%	05/01/24	50,000	50,450
Kinder Morgan Inc.
3.05%	12/01/19	19,000	19,198
5.55%	06/01/45	28,000	28,457
Kraft Heinz Foods Co.
2.80%	07/02/20	94,000	97,622	(h)
3.00%	06/01/26	45,000	45,482	(h)
4.38%	06/01/46	33,000	34,923	(h)
L Brands Inc.
5.63%	02/15/22	102,000	109,752

L-3 Communications Corp.
1.50%	05/28/17	65,000	65,018
Lee Enterprises Inc.
9.50%	03/15/22	78,000	76,830	(h)
Lennar Corp.
4.50%	11/15/19	81,000	84,374
4.75%	05/30/25	39,000	37,830
Levi Strauss & Co.
5.00%	05/01/25	59,000	59,295
Lockheed Martin Corp.
2.50%	11/23/20	66,000	68,086
3.55%	01/15/26	50,000	54,549
3.80%	03/01/45	20,000	20,415
4.70%	05/15/46	21,000	24,711
Lowe’s Companies Inc.
3.70%	04/15/46	71,000	73,057
LYB International Finance BV
4.88%	03/15/44	40,000	42,322
Marathon Oil Corp.
3.85%	06/01/25	25,000	22,979
5.90%	03/15/18	25,000	25,933
6.00%	10/01/17	103,000	106,713
Marathon Petroleum Corp.
3.63%	09/15/24	95,000	93,331
Marsh & McLennan Companies Inc.
3.50%	03/10/25	49,000	50,940
3.75%	03/14/26	65,000	68,587
McDonald’s Corp.
2.75%	12/09/20	25,000	26,103
3.70%	01/30/26	59,000	63,778
4.88%	12/09/45	20,000	23,320
Mead Johnson Nutrition Co.
4.13%	11/15/25	66,000	72,025
Medtronic Inc.
2.50%	03/15/20	28,000	29,042
3.50%	03/15/25	100,000	109,065
4.63%	03/15/45	43,000	50,600
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	33,300
Merck & Company Inc.
2.75%	02/10/25	95,000	99,381
MetLife Inc.
3.60%	11/13/25	47,000	49,343
4.05%	03/01/45	24,000	23,660
4.72%	12/15/44	28,000	29,841
MGM Resorts International
5.25%	03/31/20	59,000	61,803
6.63%	12/15/21	98,000	106,575
Microsoft Corp.
4.00%	02/12/55	45,000	45,053
Mitsubishi UFJ Financial Group Inc.
3.85%	03/01/26	200,000	218,310
Mizuho Financial Group Inc.
2.63%	04/12/21	200,000	203,688	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	71,000	71,224
3.00%	07/15/26	38,000	37,983
4.20%	07/15/46	21,000	21,105
Monsanto Co.
4.70%	07/15/64	27,000	24,613

Morgan Stanley
2.45%	02/01/19	45,000	45,845
2.50%	04/21/21	75,000	75,793
2.65%	01/27/20	45,000	45,746
3.70%	10/23/24	98,000	102,559
3.88%	01/27/26	13,000	13,841
3.95%	04/23/27	94,000	94,816
4.00%	07/23/25	46,000	49,280
4.10%	05/22/23	106,000	110,215
5.00%	11/24/25	36,000	39,404
Mylan N.V.
3.15%	06/15/21	50,000	50,775	(h)
3.95%	06/15/26	51,000	51,591	(h)
National Retail Properties Inc.
4.00%	11/15/25	47,000	49,893
NCL Corporation Ltd.
4.63%	11/15/20	49,000	48,908	(h)
Newell Brands Inc.
3.85%	04/01/23	49,000	51,980
4.20%	04/01/26	49,000	53,145
5.50%	04/01/46	30,000	35,716
Newmont Mining Corp.
4.88%	03/15/42	37,000	36,608
Nexen Energy ULC
6.40%	05/15/37	41,000	50,782
NIKE Inc.
3.88%	11/01/45	47,000	52,142
Noble Energy Inc.
3.90%	11/15/24	56,000	56,916
Northern States Power Co.
2.20%	08/15/20	94,000	97,147
Northrop Grumman Corp.
3.85%	04/15/45	11,000	11,544
Novartis Capital Corp.
3.00%	11/20/25	33,000	35,071
4.00%	11/20/45	62,000	70,727
NRG Energy Inc.
6.25%	07/15/22	59,000	57,673
7.25%	05/15/26	19,000	18,905	(h)
Occidental Petroleum Corp.
3.50%	06/15/25	94,000	99,379
Omnicom Group Inc.
3.63%	05/01/22	31,000	32,942
Oracle Corp.
1.90%	09/15/21	100,000	100,389
2.40%	09/15/23	100,000	100,475
2.65%	07/15/26	70,000	70,080
2.95%	05/15/25	65,000	67,586
4.00%	07/15/46	30,000	30,227
4.13%	05/15/45	17,000	17,536
Owens & Minor Inc.
3.88%	09/15/21	95,000	98,331
Pacific Gas & Electric Co.
3.40%	08/15/24	140,000	149,948
PacifiCorp
6.25%	10/15/37	57,000	78,764
Penn National Gaming Inc.
5.88%	11/01/21	58,000	59,015

PepsiCo Inc.
3.10%	07/17/22	24,000	25,554
4.25%	10/22/44	28,000	31,430
4.60%	07/17/45	28,000	33,171
Petroleos Mexicanos
3.50%	01/30/23	41,000	38,836
4.50%	01/23/26	51,000	49,082
5.63%	01/23/46	19,000	17,319
6.38%	02/04/21	35,000	38,056	(h)
Pfizer Inc.
2.75%	06/03/26	51,000	52,621
4.40%	05/15/44	29,000	32,937
Philip Morris International Inc.
2.13%	05/10/23	70,000	70,271
4.13%	03/04/43	39,000	41,861
Phillips 66 Partners LP
2.65%	02/15/20	28,000	28,155
PPL Capital Funding Inc.
3.10%	05/15/26	100,000	101,140
Praxair Inc.
3.20%	01/30/26	30,000	32,446
Precision Castparts Corp.
4.38%	06/15/45	28,000	32,774
Principal Financial Group Inc.
4.70%	05/15/55	28,000	27,335	(c)
Prologis LP
3.75%	11/01/25	47,000	50,119
Prudential Financial Inc.
5.38%	05/15/45	47,000	47,529	(c)
5.63%	06/15/43	46,000	47,725	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	119,579
PulteGroup Inc.
4.25%	03/01/21	20,000	20,620
5.50%	03/01/26	60,000	61,500
QUALCOMM Inc.
4.80%	05/20/45	32,000	33,339
Quest Diagnostics Inc.
4.70%	03/30/45	28,000	29,327
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	66,000	64,455
Reynolds American Inc.
4.45%	06/12/25	79,000	88,268
5.85%	08/15/45	13,000	16,622
Rio Tinto Finance USA PLC
4.13%	08/21/42	23,000	22,873
Rogers Communications Inc.
5.00%	03/15/44	17,000	19,233
Royal Bank of Canada
1.20%	09/19/17	323,000	323,701
4.65%	01/27/26	45,000	48,171
Ryder System Inc.
2.45%	09/03/19	116,000	117,960
Santander UK Group Holdings PLC
3.13%	01/08/21	60,000	60,130
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	200,000	220,000	(h,i)
Schlumberger Holdings Corp.
3.00%	12/21/20	77,000	80,316	(h)
4.00%	12/21/25	59,000	63,529	(h)

Shell International Finance BV
2.88%	05/10/26	51,000	51,843
3.40%	08/12/23	121,000	128,647
Sinclair Television Group Inc.
5.38%	04/01/21	103,000	106,090
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	200,117	(h)
Southern California Edison Co.
2.40%	02/01/22	35,000	36,288
Sprint Corp.
7.63%	02/15/25	114,000	90,202
Standard Industries Inc.
5.38%	11/15/24	118,000	120,065	(h)
Statoil ASA
3.95%	05/15/43	23,000	23,891
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	39,000	38,513	(h)
SUPERVALU Inc.
6.75%	06/01/21	97,000	81,478
T-Mobile USA Inc.
6.50%	01/15/26	29,000	30,595
6.63%	04/01/23	98,000	103,598
Tampa Electric Co.
4.35%	05/15/44	47,000	51,435
Target Corp.
2.50%	04/15/26	50,000	51,292
TD Ameritrade Holding Corp.
2.95%	04/01/22	48,000	50,018
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	45,000	49,996	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	196,000	200,763
6.00%	10/01/20	96,000	101,280
The Allstate Corp.
5.75%	08/15/53	52,000	53,326	(c)
The Boeing Co.
2.85%	10/30/24	65,000	68,675
The Coca-Cola Co.
2.88%	10/27/25	50,000	52,986
The Dow Chemical Co.
4.25%	10/01/34	43,000	44,407
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	93,259
2.63%	01/31/19 - 04/25/21	116,000	118,141
2.90%	07/19/18	62,000	63,623
3.75%	05/22/25	78,000	81,499
4.00%	03/03/24	47,000	50,427
4.25%	10/21/25	32,000	33,114
4.80%	07/08/44	52,000	57,426
5.15%	05/22/45	47,000	48,977
The Home Depot Inc.
3.35%	09/15/25	66,000	71,962
4.25%	04/01/46	16,000	18,288
The Kroger Co.
2.95%	11/01/21	65,000	68,301
The Progressive Corp.
3.70%	01/26/45	36,000	37,082
The Southern Co.
3.25%	07/01/26	100,000	103,959
4.40%	07/01/46	30,000	32,271

The Toronto-Dominion Bank
2.50%	12/14/20	85,000	87,929
The Travelers Companies Inc.
3.75%	05/15/46	20,000	20,952
The Walt Disney Co.
2.30%	02/12/21	85,000	88,447
3.15%	09/17/25	14,000	15,486
4.13%	06/01/44	20,000	22,728
Time Inc.
5.75%	04/15/22	99,000	93,060	(h)
Time Warner Cable Inc.
4.50%	09/15/42	9,000	8,393
6.55%	05/01/37	28,000	32,670
Time Warner Inc.
3.88%	01/15/26	35,000	37,754
5.35%	12/15/43	85,000	97,441
TransCanada PipeLines Ltd.
4.88%	01/15/26	74,000	84,548
Tyco Electronics Group S.A.
2.35%	08/01/19	95,000	96,443
Tyco International Finance S.A.
5.13%	09/14/45	30,000	34,422
Tyson Foods Inc.
2.65%	08/15/19	20,000	20,547
U.S. Bancorp
3.10%	04/27/26	60,000	62,442
5.13%	12/29/49	94,000	96,702	(c)
Under Armour Inc.
3.25%	06/15/26	100,000	101,086
United Rentals North America Inc.
6.13%	06/15/23	77,000	80,176
UnitedHealth Group Inc.
2.70%	07/15/20	60,000	62,497
4.75%	07/15/45	74,000	89,589
Universal Health Services Inc.
5.00%	06/01/26	37,000	37,093	(h)
Vale Overseas Ltd.
4.38%	01/11/22	26,000	24,367
5.88%	06/10/21	100,000	100,125
Ventas Realty LP
4.13%	01/15/26	40,000	43,007
Verizon Communications Inc.
1.35%	06/09/17	230,000	230,607
3.50%	11/01/24	46,000	49,013
4.15%	03/15/24	42,000	46,325
4.40%	11/01/34	47,000	48,490
4.67%	03/15/55	32,000	32,325
4.86%	08/21/46	47,000	51,326
5.05%	03/15/34	80,000	88,837
5.15%	09/15/23	68,000	79,225
Visa Inc.
2.80%	12/14/22	60,000	63,308
3.15%	12/14/25	60,000	64,179
4.30%	12/14/45	28,000	32,313
W.R. Grace & Co.
5.13%	10/01/21	35,000	35,963	(h)
5.63%	10/01/24	98,000	100,450	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	88,000	102,978

Walgreens Boots Alliance Inc.
2.60%	06/01/21	50,000	50,824
4.65%	06/01/46	15,000	16,009
Wells Fargo & Co.
3.00%	04/22/26	101,000	102,952
3.90%	05/01/45	47,000	49,392
4.10%	06/03/26	60,000	64,107
4.30%	07/22/27	38,000	41,013
4.40%	06/14/46	30,000	30,469
5.88%	12/29/49	66,000	70,373	(c)
5.90%	12/29/49	62,000	63,783	(c)
Western Digital Corp.
7.38%	04/01/23	10,000	10,650	(h)
Western Gas Partners LP
4.65%	07/01/26	50,000	49,898	(d)
Williams Partners LP
3.90%	01/15/25	80,000	72,748
5.40%	03/04/44	9,000	8,011
Windstream Services LLC
6.38%	08/01/23	73,000	61,320
WPP Finance 2010
3.75%	09/19/24	95,000	100,444
XLIT Ltd.
5.25%	12/15/43	40,000	43,267
XPO Logistics Inc.
6.50%	06/15/22	56,000	53,410	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	47,000	48,466
			29,643,971
Non-Agency Collateralized Mortgage Obligations—2.0%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	117,250	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,671	20,651
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	158,214	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	16,799	17,363	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	172,997	182,074	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	12,584	12,572	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	83,607	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	192,000	157,223	(c,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	39,319	25,254
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	62,035	(c)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	100,000	77,190	(c,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	46,009	44,978	(c)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	100,000	69,033	(c)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	104,000	75,737	(h)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	46,053	46,465	(c)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	47,194	33,485	(c)

GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	9,802	9,803
GS Mortgage Securities Trust 2015-GC28
1.31%	02/10/48	989,270	64,865	(c,g)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	43,241	32,619
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	103,476	70,830
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	113,380	81,579
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	85,421	86,719
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	25,000	27,412	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	85,183	60,011	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	78,620	69,990	(c)
LB-UBS Commercial Mortgage Trust 2004-C8
0.53%	12/15/39	26,887	111	(c,g,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	52,305	53,937	(c)
6.11%	07/15/40	120,000	123,532	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	3,236	93	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	110,092	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
5.06%	04/15/47	200,000	172,364	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	100,000	68,439	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	100,000	67,284	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	724,777	59,982	(c,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	866,158	54,763	(c,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	206,915	164,651	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	203,800	155,373	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	32,348	21,452	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.11%	10/15/42	40,000	39,914	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	24,507	24,498	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	80,000	83,538	(c)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	50,000	52,867	(c)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	100,000	76,645	(c,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	581,010	48,439	(c,g)
3.00%	03/15/49	55,000	38,374	(h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.54%	02/15/48	984,011	79,008	(c,g)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	64,245	48,080	(c)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	39,326	29,984	(c,h)

Wells Fargo Commercial Mortgage Trust 2015-LC22
4.69%	09/15/58	39,338	29,980	(c)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	39,311	28,842	(c)
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%	12/15/47	39,317	39,270	(c)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	34,338	23,204	(h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	61,155
5.30%	12/15/46	40,000	36,579	(c,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.82%	12/15/46	47,667	43,471	(c,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	78,742	61,673	(h)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	124,695	92,308	(c,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	156,648	111,186	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	23,000	15,980	(c,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	137,119	(c)
4.59%	03/15/47	130,681	106,890	(c,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	19,659	13,822
			4,061,858
Sovereign Bonds—0.4%
Government of Colombia
2.63%	03/15/23	200,000	193,500
Government of Mexico
3.60%	01/30/25	205,000	214,481
4.00%	10/02/23	46,000	49,507
4.75%	03/08/44	144,000	155,160
Government of Peru
4.13%	08/25/27	27,000	29,700
5.63%	11/18/50	15,000	18,638
Government of Turkey
3.25%	03/23/23	200,000	193,750
			854,736
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	65,492
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	72,208
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,024
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	108,355
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	58,155
State of California
5.70%	11/01/21	55,000	66,305
State of Illinois
5.10%	06/01/33	30,000	28,832
			415,371
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	38,818	2,290	(j,k)
Total Bonds and Notes (Cost $64,655,260)			66,071,017

	Number of Shares	Fair Value
Exchange Traded Funds—6.8%
Industrial Select Sector SPDR Fund	18,669	$1,044,717	(l)
SPDR Barclays High Yield Bond ETF	116,100	4,144,770	(l)
Vanguard FTSE Emerging Markets ETF	243,925	8,591,039

Total Exchange Traded Funds (Cost $13,874,028)		13,780,526

Total Investments in Securities (Cost $177,585,086)		185,346,670

Short-Term Investments—10.6%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $21,547,157)		21,547,157	(b,e,l)

Total Investments (Cost $199,132,243)		206,893,827

Liabilities in Excess of Other Assets, net—(1.7)%		(3,430,435)

NET ASSETS—100.0%		$203,463,392

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$3,753	5.00%	12/20/20	$(148,786)	$(79,490)	$(69,296)
Markit CDX North America Investment Grade Index	CME Group Inc.	757	1.00	06/20/21	(7,627)	(5,064)	(2,563)

							$(71,859)

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2016	5	$158,588	$(6,818)
S&P Mid 400 Emini Index Futures	September 2016	44	6,569,200	71,379
U.S. Long Bond Futures	September 2016	4	689,375	25,000
Ultra Long-Term U.S. Treasury Bond Futures	September 2016	8	1,491,000	30,876
2 Yr. U.S. Treasury Notes Futures	September 2016	18	3,947,906	14,497
5 Yr. U.S. Treasury Notes Futures	September 2016	5	610,820	6,875

				$141,809

The Fund had the following short futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2016	43	$(4,493,930)	$(46,225)
10 Yr. U.S. Treasury Notes Futures	September 2016	28	(3,723,562)	(32,898)

				$(79,123)

				$62,686

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2016.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Coupon amount represents effective yield.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to $6,517,135 or 3.20% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(k)	Security is in default.

(l)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2016.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries/territories at June 30, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	76.82%
Japan	5.15%
United Kingdom	3.14%
France	2.16%
Germany	2.04%
Switzerland	1.78%
Ireland	1.24%
Sweden	1.03%
Netherlands	0.90%
China	0.72%
Canada	0.70%
India	0.60%
Norway	0.46%
Belgium	0.41%
Hong Kong	0.40%
Mexico	0.35%
Taiwan	0.28%
Luxembourg	0.28%
Australia	0.26%
Spain	0.25%
South Korea	0.23%
South Africa	0.22%
Italy	0.17%
Colombia	0.10%
Turkey	0.09%
Cayman Islands	0.07%
Supranational	0.07%
Israel	0.03%
Bermuda	0.02%
Peru	0.02%
Brazil	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	6.66%	0.00%	6.66%
Pharmaceuticals	2.92%	1.37%	4.29%
Diversified Banks	2.03%	2.13%	4.16%
Integrated Oil & Gas	1.80%	0.71%	2.51%
Healthcare Equipment	0.87%	1.30%	2.17%
Biotechnology	1.72%	0.40%	2.12%
Internet Software & Services	1.47%	0.60%	2.07%
Cable & Satellite	1.37%	0.25%	1.62%
Technology Hardware, Storage & Peripherals	1.20%	0.21%	1.41%
Aerospace & Defense	0.97%	0.38%	1.35%
Semiconductors	0.75%	0.40%	1.15%
Communications Equipment	0.71%	0.33%	1.04%
Movies & Entertainment	0.75%	0.21%	0.96%
Packaged Foods & Meats	0.37%	0.58%	0.95%
Semiconductor Equipment	0.52%	0.34%	0.86%
Specialized Finance	0.80%	0.00%	0.80%
Multi-Line Insurance	0.59%	0.21%	0.80%
Property & Casualty Insurance	0.00%	0.79%	0.79%
Specialized REITs	0.75%	0.00%	0.75%
Oil & Gas Exploration & Production	0.73%	0.00%	0.73%
Systems Software	0.73%	0.00%	0.73%
Wireless Telecommunication Services	0.00%	0.72%	0.72%
Electronic Equipment & Instruments	0.00%	0.71%	0.71%
Electrical Components & Equipment	0.00%	0.70%	0.70%
Industrial Machinery	0.53%	0.16%	0.69%
Data Processing & Outsourced Services	0.69%	0.00%	0.69%
Soft Drinks	0.68%	0.00%	0.68%
Automobile Manufacturers	0.19%	0.49%	0.68%
Auto Parts & Equipment	0.00%	0.67%	0.67%
Oil & Gas Equipment & Services	0.42%	0.22%	0.64%
Internet Retail	0.51%	0.12%	0.63%
Diversified Real Estate Activities	0.00%	0.60%	0.60%
Home Improvement Retail	0.60%	0.00%	0.60%
Electric Utilities	0.27%	0.31%	0.58%
Specialty Chemicals	0.14%	0.43%	0.57%
Application Software	0.27%	0.30%	0.57%
Life & Health Insurance	0.00%	0.55%	0.55%
Consumer Finance	0.53%	0.00%	0.53%
Asset Management & Custody Banks	0.41%	0.10%	0.51%
Building Products	0.00%	0.50%	0.50%
Multi-Utilities	0.47%	0.00%	0.47%
Personal Products	0.00%	0.41%	0.41%
Brewers	0.00%	0.41%	0.41%
Trading Companies & Distributors	0.39%	0.00%	0.39%
Research & Consulting Services	0.38%	0.00%	0.38%
Housewares & Specialties	0.33%	0.00%	0.33%
Investment Banking & Brokerage	0.32%	0.00%	0.32%
Household Products	0.15%	0.14%	0.29%
Leisure Products	0.00%	0.29%	0.29%
Healthcare Services	0.00%	0.28%	0.28%
Airlines	0.26%	0.00%	0.26%
Healthcare Supplies	0.24%	0.00%	0.24%
Apparel, Accessories & Luxury Goods	0.24%	0.00%	0.24%
Industrial Gases	0.08%	0.16%	0.24%
General Merchandise Stores	0.23%	0.00%	0.23%
Security & Alarm Services	0.00%	0.23%	0.23%
Advertising	0.00%	0.21%	0.21%

Construction Materials	0.00%	0.21%	0.21%
Home Building	0.00%	0.19%	0.19%
Electronic Components	0.00%	0.19%	0.19%
Hypermarkets & Super Centers	0.19%	0.00%	0.19%
Railroads	0.00%	0.17%	0.17%
Healthcare Distributors	0.16%	0.00%	0.16%
Human Resource & Employment Services	0.00%	0.15%	0.15%
Independent Power Producers & Energy Traders	0.14%	0.00%	0.14%
Automotive Retail	0.14%	0.00%	0.14%
Drug Retail	0.14%	0.00%	0.14%
Air Freight & Logistics	0.13%	0.00%	0.13%
IT Consulting & Other Services	0.12%	0.00%	0.12%
Broadcasting	0.12%	0.00%	0.12%
Diversified Metals & Mining	0.00%	0.11%	0.11%
Gold	0.10%	0.00%	0.10%
Hotels, Resorts & Cruise Lines	0.10%	0.00%	0.10%
Casinos & Gaming	0.10%	0.00%	0.10%
Construction Machinery & Heavy Trucks	0.00%	0.09%	0.09%
Apparel Retail	0.00%	0.05%	0.05%
Paper Packaging	0.05%	0.00%	0.05%
Agricultural Products	0.03%	0.00%	0.03%
Diversified Support Services	0.00%	0.01%	0.01%

			57.65%

Sector	Percentage (based on Fair Value)
Corporate Notes	14.34%
U.S. Treasuries	7.31%
Agency Mortgage Backed	7.30%
Non-Agency Collateralized Mortgage Obligations	1.96%
Agency Collateralized Mortgage Obligations	0.42%
Sovereign Bonds	0.41%
Municipal Bonds and Notes	0.20%
FNMA (TBA)	0.00	%***

	31.94%

Short-Term Investments
Short-Term Investments	10.41%

	10.41%

	100.00%

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30, 2016, the Fund invested in futures contracts on various stock indices, bonds and notes for the purpose of gaining market exposure, investing residual cash positions and manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended June 30, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment advisor. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$63,956,426	$—	$—	$63,956,426
Foreign Equity	6,055,781	35,482,920	—	41,538,701
U.S. Treasuries	—	15,121,147	—	15,121,147
Agency Mortgage Backed	—	15,110,853	—	15,110,853
Agency Collateralized Mortgage Obligations	—	860,791	—	860,791
Corporate Notes	—	29,643,971	—	29,643,971
Non-Agency Collateralized Mortgage Obligations	—	4,061,858	—	4,061,858
Sovereign Bonds	—	854,736	—	854,736
Municipal Bonds and Notes	—	415,371	—	415,371
FNMA (TBA)	—	—	2,290	2,290
Exchange Traded Funds	13,780,526	—	—	13,780,526
Short-Term Investments	21,547,157	—	—	21,547,157

Total Investments in Securities	$105,339,890	$101,551,647	$2,290	$206,893,827

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(71,859)	$—	$(71,859)
Long Futures Contracts—Unrealized Appreciation	148,627	—	—	148,627
Long Futures Contracts—Unrealized Depreciation	(6,818)	—	—	(6,818)
Short Futures Contracts—Unrealized Depreciation	(79,123)	—	—	(79,123)

Total Other Financial Instruments	$62,686	$(71,859)	$—	$(9,173)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Elfun Diversified Fund utilized the fair value pricing service on June 30, 2016 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 1 at the beginning of the period which were classified as Level 2 at June 30, 2016. The value of securities that were transferred to Level 2 from Level 1 as a result was $33,677,187.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Income Taxes

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$200,565,536	$13,215,851	$(6,887,560)	$6,328,291

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President (Principal Executive Officer)

Date: August 26, 2016

By:	/S/ BRUCE ROSENBERG
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: August 26, 2016